Income Taxes - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Income Taxes [Line Items]
State tax law, rate		(1.50%)	(3.70%)
Effective income tax rate		21.40%	11.90%
Deferred tax valuation allowance		$ 136,000	$ 0
New York [Member]
Income Taxes [Line Items]
State tax law, rate		6.50%
Modifications available to community banks for maximum amount of assets of banks regarding deductions in interest income		$ 8,000,000,000
Deferred tax valuation allowance				$ 136,000
Increase in company's effective tax rate		2.50%
New York [Member] | Subsequent Event [Member]
Income Taxes [Line Items]
State tax law, rate	0.00%